Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table provides information about the relationship between executive compensation actually paid for our principle executive officer (PEO) and our non-principle executive officers and certain financial performance of the Company.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non- PEO named executive officers (NEOs) (3)	Average Compensation Actually Paid to non- PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2026	$1,037,169	$1,086,167	$431,861	$447,194	$146.70	$11,164,000
2025	801,716	817,751	449,266	457,124	126.59	8,667,000
2024	716,089	701,164	377,681	368,737	95.11	8,580,000

(1)    The amounts reported in column (b) are the amounts of total compensation reported for Mr. Lober, our PEO, for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)    The amount reported in column (c) represents the executive compensation actually paid for Mr. Lober as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual compensation earned or paid to Mr. Lober during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments noted in footnote 4 were made to Mr. Lober’s total compensation for each year.

(3)    The amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.

(4)    The amounts reported in column (e) represent the average amount of executive compensation actually paid for the non-PEO NEOs as a group as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine executive compensation actually paid.

PEO Total Compensation Amount	$ 1,037,169	$ 801,716	$ 716,089
PEO Actually Paid Compensation Amount	$ 1,086,167	817,751	701,164
Adjustment To PEO Compensation, Footnote

	PEO			Average for Non-PEO NEOs
	2026	2025	2024	2026	2025	2024
Total Compensation per Summary Compensation Table (SCT)	$1,037,169	$801,716	$716,089	$431,861	$449,266	$377,681

Less the amounts or average amounts reported under the Stock Awards column in the SCT	95,900	—	—	30,750	—	—

Plus year-end value of stock grants awarded in the applicable fiscal year that are unvested and outstanding as of the end of the applicable fiscal year	102,486	—	—	32,861	—	—

Plus the fair value as of the vesting date of any awards that are granted and vest in the same applicable fiscal year	34,172	—	—	10,958	—	—

Plus the change in fair value of prior year awards that are outstanding and unvested as of the end of the applicable fiscal year	—	11,819	(12,773)	—	4,216	(4,661)

Plus the change in fair value as of the vesting date of prior year awards that vested at the end of or during the applicable fiscal year	8,240	4,216	(2,152)	2,264)	3,642	(4,283)

Compensation actually paid for year shown	$1,086,167	$817,751	$701,164	$447,194	$457,124	$368,737

(5)    Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price as the end and the beginning of the measurement period by the Company’s share price as the beginning of the measurement period.

(6)    Amounts represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 431,861	449,266	377,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 447,194	457,124	368,737
Adjustment to Non-PEO NEO Compensation Footnote

	PEO			Average for Non-PEO NEOs
	2026	2025	2024	2026	2025	2024
Total Compensation per Summary Compensation Table (SCT)	$1,037,169	$801,716	$716,089	$431,861	$449,266	$377,681

Less the amounts or average amounts reported under the Stock Awards column in the SCT	95,900	—	—	30,750	—	—

Plus year-end value of stock grants awarded in the applicable fiscal year that are unvested and outstanding as of the end of the applicable fiscal year	102,486	—	—	32,861	—	—

Plus the fair value as of the vesting date of any awards that are granted and vest in the same applicable fiscal year	34,172	—	—	10,958	—	—

Plus the change in fair value of prior year awards that are outstanding and unvested as of the end of the applicable fiscal year	—	11,819	(12,773)	—	4,216	(4,661)

Plus the change in fair value as of the vesting date of prior year awards that vested at the end of or during the applicable fiscal year	8,240	4,216	(2,152)	2,264)	3,642	(4,283)

Compensation actually paid for year shown	$1,086,167	$817,751	$701,164	$447,194	$457,124	$368,737

(5)    Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price as the end and the beginning of the measurement period by the Company’s share price as the beginning of the measurement period.

(6)    Amounts represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Total Shareholder Return Amount	$ 146.7	126.59	95.11
Net Income (Loss)	11,164,000	8,667,000	8,580,000
Mr. Lober [Member]
Pay vs Performance Disclosure
PEO Name				Mr. Lober
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,900	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,486	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	11,819	(12,773)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,172	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,240	4,216	(2,152)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,750	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,861	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,216	(4,661)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,958	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,264	$ 3,642	$ (4,283)